Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of income (loss) from continuing operations before provision for income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ in millions)	2021	2020	2019
United Kingdom	40	(355)	35
United States	(20)	(776)	(301)
Italy	438	229	351
Other	70	55	43
	529	(848)	128

The provision for income taxes consists of:

	For the year ended December 31,
($ in millions)	2021	2020	2019
Current:
United Kingdom	—	(1)	2
United States	41	10	46
Italy	155	66	104
Other	40	31	49
	236	106	202
Deferred:
United States	76	(62)	(69)
Italy	(22)	(1)	1
Other	(16)	(16)	(3)
	38	(78)	(71)
	274	28	131

Income taxes paid, net of refunds, were $188 million, $89 million, and $197 million in 2021, 2020, and 2019, respectively.

The Parent is a tax resident in the United Kingdom (the “U.K.”). A reconciliation of the provision for income taxes, from the amount computed by applying the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods to income (loss) from continuing operations before provision for income taxes is as follows:

	For the year ended December 31,
($ in millions)	2021	2020	2019
Income (loss) from continuing operations before provision for income taxes	529	(848)	128
United Kingdom statutory tax rate	19.0%	19.0%	19.0%
Statutory tax expense (benefit)	100	(161)	24

Change in valuation allowances	125	128	1
Italy regional tax (“IRAP”) and state taxes	41	9	23
Non-deductible expenses	25	2	2
Base erosion and anti-abuse (“BEAT”) tax	17	13	31
Foreign tax and statutory rate differential (1)	17	(14)	3
Foreign tax expense, net of U.S. federal benefit	11	10	14
Provision to return	6	—	—
GILTI tax	5	3	5
Non-deductible goodwill impairment	—	56	19
Change in unrecognized tax benefits	—	1	7
Non-taxable gains on investments	—	—	(6)
Italian allowance for corporate equity	(3)	(4)	(2)
Non-taxable foreign exchange gain	(11)	—	(4)
Italian patent box tax benefit	(27)	—	—
Tax law changes	(38)	(20)	—
Other	5	4	15
	274	28	131

Effective tax rate	51.8%	(3.3)%	102.1%
 (1) Includes the effects of foreign subsidiaries’ earnings taxed at rates other than the U.K. statutory rate
On March 27, 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) to provide certain relief related to the COVID-19 outbreak. Some of the key tax-related provisions of the CARES Act benefiting the Company include temporary five-year net operating loss carryback provisions, modifications to the 30% limitation on the deductibility of business interest, and payroll tax deferral.

In the quarter ended September 30, 2020, the U.S. Treasury Department issued final regulations regarding GILTI. The Company has elected the GILTI high tax exception as allowed by the final regulations and has amended its 2018 and 2019 income tax returns. The benefit of the GILTI high tax exception as well as the NOL carryback provisions provided in the CARES Act resulted in a tax benefit of $12 million.

The components of deferred tax assets and liabilities are as follows:

	December 31,
($ in millions)	2021	2020
Deferred tax assets:
Net operating losses	286	300
Section 163(j) interest limitation	190	155
Italian goodwill tax step-up	119	—
Provisions not currently deductible for tax purposes	85	88
Lease liabilities	66	70
Jackpot timing differences	30	39
Depreciation and amortization	29	26
Inventory reserves	10	2
Other	63	47
Gross deferred tax assets	878	728
Valuation allowance	(412)	(284)
Deferred tax assets, net of valuation allowance	466	444

Deferred tax liabilities:
Acquired intangible assets	462	506
Depreciation and amortization	163	161
Italian goodwill equity reserve liability	105	—
Lease right-of-use assets	60	65
Other	6	12
Total deferred tax liabilities	795	744
Net deferred income tax liability	(329)	(300)

Our net deferred income taxes are recorded in the consolidated balance sheets as follows:

	December 31,
($ in millions)	2021	2020
Deferred income taxes - non-current asset	39	33
Deferred income taxes - non-current liability	(368)	(333)
	(329)	(300)

Net Operating Loss Carryforwards

We have a $1.1 billion gross tax loss carryforward, of which $631 million relates to the U.K., $137 million relates to U.S. Federal, and $339 million relates to other foreign tax jurisdictions. Carryforwards in certain tax jurisdictions begin to expire in 2031, while others have an unlimited carryforward period. A valuation allowance has been provided on $910 million of the gross net operating loss carryforwards. Portions of the tax loss carryforwards are subject to annual limitations in most of our significant tax jurisdictions, including the U.K. and U.S. In addition, as of December 31, 2021, we had U.S. state tax net operating loss carryforwards, resulting in a deferred tax asset (net of U.S. federal tax benefit) of approximately $13 million. U.S. state tax net operating loss carryforwards generally expire in the years 2027 through 2040.
Valuation Allowance

A reconciliation of the valuation allowance is as follows:

	December 31,
($ in millions)	2021	2020	2019
Balance at beginning of year	284	156	171
Net charges to expense	86	120	1
Tax rate change	39	8	—
Provision to return adjustment	3	—	—
Expiration of tax attributes	—	—	(15)
Balance at end of year	412	284	156

The valuation allowance primarily relates to U.K. and foreign net operating losses and the section 163(j) business interest expense limitation carryforward that are not more likely than not expected to be realized. In assessing the need for a valuation allowance, we considered both positive and negative evidence for each jurisdiction including past operating results, estimates of future taxable income, and the feasibility of tax planning strategies. When we change our determination as to the amount of deferred tax assets that can be realized, the valuation allowance is adjusted with a corresponding impact to the provision for income taxes in the period in which such determination is made.

Accounting for Uncertainty in Income Taxes

A reconciliation of the unrecognized tax benefits is as follows:

	December 31,
($ in millions)	2021	2020	2019
Balance at beginning of year	27	29	27
Additions to tax positions - current year	1	—	1
Additions to tax positions - prior years	—	—	2
Reductions to tax positions - prior years	(1)	(2)	—
Lapses in statutes of limitations	—	(1)	(1)
Balance at end of year	27	27	29

At December 31, 2021, 2020, and 2019, $27 million, $27 million, and $29 million, respectively, of the unrecognized tax benefits, if recognized, would affect our effective tax rates.

We recognize interest and penalties related to income tax matters in income tax expense. The charges were nominal for 2021 and 2020. In 2019, we recognized $5 million in interest expense, penalties, and inflationary adjustments. The gross balance of accrued interest and penalties was $21 million at December 31, 2021 and 2020.

We file income tax returns in various jurisdictions of which the United Kingdom, United States, and Italy represent the major tax jurisdictions. All years prior to 2017 are closed with the Internal Revenue Service. As of December 31, 2021, we are subject to income tax audits in various tax jurisdictions globally, most significantly in Mexico and Italy.

Mexico Tax Audit

Based on a 2006 tax examination, the Company’s Mexican subsidiary, GTECH Mexico S.A. de C.V., was issued an income tax assessment of approximately Mexican peso (“MXN”) 425 million. The assessment relates to the denial of a deduction for cost of goods sold and the taxation of intercompany loan proceeds. The Company has unsuccessfully contested the two issues in the Mexican court system receiving unfavorable decisions by the Mexican Supreme Court in June 2017 and October 2019, respectively. As of December 31, 2021, based on the unfavorable decisions received, the Company has recorded a liability of MXN 469 million (approximately $23 million), inclusive of additional interest, penalties, and inflationary adjustments, which is reported within other non-current liabilities in the consolidated balance sheet.
Italy Tax Audits

The Company’s Italian corporate income tax returns for the calendar years ended December 31, 2015 through December 31, 2019 are under examination. On October 19, 2020, the Italian tax authorities issued a final audit report for calendar year 2015. The Company filed a defense memorandum with the Italian Tax Authorities on May 29, 2021 rejecting all findings. On December 9, 2021, the Company received a tax assessment notice for €15 million relating to calendar year 2015. On February 9, 2022, the Company submitted a voluntary settlement request which entitles the Company to an automatic 90 day extension. The extension will allow the Italian Tax Authority to re-examine the preliminary conclusions of the tax police. At the end of the 90 day extension period, if the parties do not reach a settlement the Company retains the right to appeal the tax assessment before the first degree Tax Court.